Operational Ratios (Details 1) R$ in Thousands		Dec. 31, 2017 BRL (R$) [1]	Dec. 31, 2016 BRL (R$) [1]	Dec. 31, 2015 BRL (R$) [2]
Financial Conglomerate [Abstract]
Tier I Regulatory Capital		R$ 56,386,001	R$ 56,264,021	R$ 52,785,049
Principal Capital		52,196,893	52,136,837	47,840,179
Supplementary capital		4,189,108	4,127,184	4,944,870
Tier II Regulatory Capital		4,250,447	4,280,864	5,182,065
Regulatory Capital (Tier I and II)		60,636,448	60,544,885	57,967,114
Required Regulatory Capital		383,132,693	36,669,570	40,531,194
Portion of Credit Risk	[3]	324,696,458	31,309,944	36,355,897
Market Risk Portions	[4]	25,857,109	2,388,626	2,300,969
Operational Risk Portion		R$ 32,579,126	R$ 2,971,000	R$ 1,874,328
Basel I Ratio		14.7	15.2	14.3
Basel Principal Capital		13.6	14.0	13.0
Basel		15.80%	16.30%	18.20%

[1]	Amounts calculated based on the consolidated information provided by the Consolidated Prudential.
[2]	Amounts calculated based on the consolidated information provided by the financial institutions (Financial Conglomerate).
[3]	To calculate the capital allocation for credit risk were considered modifications and inclusions of Bacen Circular 3,714 of August 20, 2014, Bacen Circular 3,770 of October 29,2015, which amending Circular 3,644 of March 4, 2013.
[4]	Includes portions for market risk exposures subject to variations in rates of foreign currency coupons (PJUR2), price indexes (PJUR3) and interest rate (PJUR1/PJUR4), the price of commodities (PCOM), the price of shares classified as trading portfolios (PACS), and portions for gold exposure and foreign currency transactions subject to foreign exchange (PCAM).